Summary of Significant Accounting Policies - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended						4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net loss	$ (3,786,000)			$ (2,192,000)	$ (6,093,000)	$ (13,624,000)			$ (15,735,000)	$ (21,909,000)	$ 10,336,000	$ (37,192,000)	$ (77,535,000)
Adjusted net loss	(3,786,000)			(2,192,000)					(15,735,000)	(21,909,000)		(37,192,000)	(77,535,000)
Numerator:
Net loss	(3,786,000)			(2,192,000)	$ (6,093,000)	$ (13,624,000)			(15,735,000)	(21,909,000)	$ 10,336,000	(37,192,000)	(77,535,000)
Net Income (Loss) Available to Common Stockholders, Basic, Total	(3,786,000)			$ (2,192,000)					(15,735,000)	$ (21,909,000)		$ (37,192,000)	$ (77,535,000)
890 5TH AVENUE PARTNERS, INC.
Net loss	(414,330)	$ (4,301,444)	$ 1,040,995				$ (11,306)	$ (3,260,449)	(3,674,779)
Numerator:
Net loss	(414,330)	$ (4,301,444)	$ 1,040,995				$ (11,306)	$ (3,260,449)	(3,674,779)
Class A Common Stock | 890 5TH AVENUE PARTNERS, INC.
Adjusted net loss	(333,219)								(2,930,445)
Numerator:
Net Income (Loss) Available to Common Stockholders, Basic, Total	$ (333,219)								$ (2,930,445)